Employee Benefit Plans (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 30, 2012 Pension Benefit Plans USD ($)	Jul. 02, 2011 Pension Benefit Plans USD ($)	Jul. 03, 2010 Pension Benefit Plans USD ($)	Jun. 30, 2012 UK pension plan USD ($)	Jun. 30, 2012 UK pension plan GBP (£)	Jul. 02, 2011 UK pension plan USD ($)	Jul. 02, 2011 UK pension plan GBP (£)	Jun. 30, 2012 Other Post Retirement Benefit Plans USD ($)	Jul. 02, 2011 Other Post Retirement Benefit Plans USD ($)	Jul. 03, 2010 Other Post Retirement Benefit Plans USD ($)
Components of the net periodic cost for the pension and benefits plans
Service cost				$ 0.2	$ 0.3	$ 0.1
Interest cost				5.5	5.3	5.7					0.1	0.1
Expected return on plan assets				(1.4)	(1.2)	(1.1)
Recognized net actuarial (gains)/losses				(0.4)		(0.8)
Net periodic benefit cost				3.9	4.4	3.9					0.1	0.1
Amount of unrealized net actuarial (gains)/losses in accumulated other comprehensive income, expected to be recognized in net periodic benefit cost during the next fiscal year				0
Change in benefit obligation:
Benefit obligation at the beginning of the year				108.7	99.9						0.9	0.8
Service cost				0.2	0.3	0.1
Interest cost				5.5	5.3	5.7					0.1	0.1
Actuarial (gains)/losses				15.3	(6.4)						0.1
Benefits paid				(4.8)	(5.0)
Foreign exchange impact				(13.0)	14.6
Benefit obligation at the end of the year				111.9	108.7	99.9					1.1	0.9	0.8
Change in plan assets:
Fair value of plan assets at the beginning of the year	23.4	19.4		23.4	19.4
Actual return on plan assets				1.1	2.9
Employer contributions				4.5	4.6		0.4	0.3	0.3	0.2
Benefits paid				(4.8)	(5.0)
Foreign exchange impact				(0.7)	1.5
Fair value of plan assets at the end of the year	23.5	23.4	19.4	23.5	23.4	19.4
Funded status				(88.4)	(85.3)						(1.1)	(0.9)
Accumulated benefit obligation				111.3	108.2
Amount recognized in the Consolidated Balance Sheet at end of year
Current liabilities				4.3	4.9
Non-current liabilities	85.2	81.3		84.1	80.4						1.1	0.9
Net amount recognized at end of year				88.4	85.3						1.1	0.9
Amount recognized in Accumulated Other Comprehensive Income at end of year
Actuarial gains/(losses), net of tax				(0.3)	14.4
Net amount recognized at end of year				(0.3)	14.4
Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income (Loss)
Net actuarial gains/(losses)	(14.3)	7.9	(8.4)	(14.3)	7.9
Amortization of accumulated net actuarial gains	(0.4)		(0.7)	(0.4)
Total recognized in other comprehensive income (loss)	$ (14.7)	$ 7.9	$ (9.1)	$ (14.7)	$ 7.9
Weighted-average assumptions used to determine net periodic cost
Discount rate (as a percent)				4.00%	5.40%	4.80%					4.00%	5.60%	5.80%
Expected long-term return on plan assets (as a percent)				5.20%	6.00%	6.00%
Rate of pension increase (as a percent)				2.00%	1.80%	1.80%
Weighted-average assumptions used to determine benefit obligation at the end of year:
Discount rate (as a percent)				4.00%	5.40%	4.80%					4.00%	5.60%	5.80%
Rate of pension increase (as a percent)				2.00%	1.80%	1.80%